MORTGAGE SERVICING RIGHTS	12 Months Ended
Dec. 31, 2012
MORTGAGE SERVICING RIGHTS
MORTGAGE SERVICING RIGHTS

NOTE 5 - MORTGAGE SERVICING RIGHTS

Loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage and other loans serviced for others were approximately $101,473,000 and $78,483,000 at December 31, 2012 and 2011, respectively.

The carrying amount of servicing rights recorded on loans serviced for others was $811,783 and $651,409, respectively, at December 31, 2012 and 2011, which approximated their fair value.  The fair value of servicing rights at December 31, 2012 was determined using a discount rate of 9.00%, monthly prepayment speeds ranging from 246% to 698%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually.  The fair value of servicing rights at December 31, 2011 was determined using a discount rate of 9.00%, monthly prepayment speeds ranging from 252% to 694%, depending on the stratification of the specific right, ancillary income of $48 per loan annually, and incremental cost to service of approximately $43 per loan annually.  The ancillary income and cost to service assumptions include projected loan defaults.

The following summarizes the activity pertaining to mortgage servicing rights along with the aggregate activity in related valuation allowances:

	Year Ended
	December 31,
	2012	2011
Balance, beginning	$651,409	$601,325
Mortgage servicing rights capitalized	446,539	228,211
Mortgage servicing rights amortized	(257,579)	(138,900)
Provision for loss in fair value	(28,586)	(39,227)

Balance, ending	$811,783	$651,409

Valuation allowances:

Balance, beginning	$205,038	$165,811
Additions	28,586	39,227

Balance, ending	$233,624	$205,038

Estimated future amortization expense on mortgage servicing rights is as follows:

Year Ending December 31,	Amount
2013	$152,517
2014	142,557
2015	111,143
2016	71,093
2017	65,854
Thereafter	268,619

$811,783